POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - TOTAL BENEFIT PAYMENTS EXPECTED TO BE PAID (Details) $ in Millions	Jun. 30, 2018 USD ($)
Pension Plan
EXPECTED BENEFIT PAYMENTS
Defined Benefit Plan, Expected Future Benefit Payment, Next Twelve Months	$ 517
Defined Benefit Plan, Expected Future Benefit Payment, Year Two	508
Defined Benefit Plan, Expected Future Benefit Payment, Year Three	545
Defined Benefit Plan, Expected Future Benefit Payment, Year Four	557
Defined Benefit Plan, Expected Future Benefit Payment, Year Five	577
Defined Benefit Plan, Expected Future Benefit Payment, Five Fiscal Years Thereafter	3,280
Other Retiree Benefits
EXPECTED BENEFIT PAYMENTS
Defined Benefit Plan, Expected Future Benefit Payment, Next Twelve Months	194
Defined Benefit Plan, Expected Future Benefit Payment, Year Two	207
Defined Benefit Plan, Expected Future Benefit Payment, Year Three	219
Defined Benefit Plan, Expected Future Benefit Payment, Year Four	231
Defined Benefit Plan, Expected Future Benefit Payment, Year Five	241
Defined Benefit Plan, Expected Future Benefit Payment, Five Fiscal Years Thereafter	$ 1,339